FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

	Report for six month period ending:		(a)
	or fiscal year ending:	12/31/00                (b)

Is this an amendment to a previous filing?  (Y/N):	N
	                                               Y/N

Those items or sub-items with a box " / " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	Midland National Life Separate Account A

	B.	File Number:	        811  5271

	C.	Telephone Number:	(605) 335-5880

2.	A.	Street:	                One Midland Plaza

	B.	City:	                Sioux Falls

	C.	State:	                SD

	D.	Zip Code:	        57193

		Zip Ext:

	E.	Foreign Country		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)	 N
	                                                               Y/N

4.	Is this the last filing on this form by Registrant? (Y/N)	 N
	                                                               Y/N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)	 N
	(If answer is "Y" (Yes), complete only items 89 through 110.)	Y/N

6.	Is Registrant a unit investment trust (UIT)? (Y/N)	          Y
	(If answer is "Y" (Yes), complete only items 111 through 132.)	Y/N

7.	A.	Is Registrant a series or multiple portfolio
                company?                                          (Y/N)
		(If answer is "N" (No), go to item 8.)           	Y/N

	B.	How many separate series or portfolios did Registrant have at
		the end of the period?


For period ending 12/31/00
File number 811-5271

C.	List the name of each series or portfolio and give a consecutive
	number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIEM THE FORM IS FILED.

                                				Is this the
	Series		                                        last filing
	Number	              Series Name	                for this series?
	                                      			(Y/N)
	1


       (NOTE: See item D(9) of the general instructions to the form for information on how to complete the form for series companies.)


For period ending 12/31/00
File number 811-5271


UNIT INVESTMENT TRUSTS

111.	A.	   /   	Depositor Name:

	B. 	   /   	File Number (If any):

	C. 	   /   	City: 	  State:		  Zip Code:		  Zip Ext.:

			Foreign Country: 	  Foreign Postal Code:

111.	A.	   /   	Depositor Name:

	B. 	   /   	File Number (If any):

	C. 	   /   	City: 	  State:		  Zip Code:		  Zip Ext.:

			Foreign Country: 	  Foreign Postal Code:

112.	A.	   /   	Sponsor Name:

	B. 	   /   	File Number (If any):

	C. 	   /   	City: 	  State:		  Zip Code:		  Zip Ext.:

			Foreign Country: 	  Foreign Postal Code:

112.	A.	   /   	Sponsor Name:

	B. 	   /   	File Number (If any):

	C. 	   /   	City: 	  State:		  Zip Code:		  Zip Ext.:

			Foreign Country: 	  Foreign Postal Code:

For period ending 12/31/00
File number 811-5271


113.	A.	   /   	Trustee Name:

	B. 	   /   	City: 	  State:		  Zip Code:		  Zip Ext.:

			Foreign Country: 	  Foreign Postal Code:

113.	A.	   /   	Trustee Name:

	B. 	   /   	City: 	  State:		  Zip Code:		  Zip Ext.:

			Foreign Country: 	  Foreign Postal Code:

114.	A.	   /   	Principal Underwriter Name:

	B. 	   /   	File Number:   8 -

	C. 	   /   	City: 	  State:		  Zip Code:		  Zip Ext.:

			Foreign Country: 	  Foreign Postal Code:

114.	A.	   /   	Principal Underwriter Name:

	B. 	   /   	File Number:   8 -

	C. 	   /   	City: 	  State:		  Zip Code:		  Zip Ext.:

			Foreign Country: 	  Foreign Postal Code:

115.	A.	   /   	Independent Pubic Accountant Name:

	B. 	   /   	City: 	  State:		  Zip Code:		  Zip Ext.:

			Foreign Country: 	  Foreign Postal Code:

115.	A.	   /   	Independent Pubic Accountant Name:

	B. 	   /   	City: 	  State:		  Zip Code:		  Zip Ext.:

			Foreign Country: 	  Foreign Postal Code:

For period ending 12/31/00
File number 811-5271


116.	Family of investment companies information:

	A.	   /   	Is Registrant a series or multiple portfolio company? (Y/N)
                                            				      Y/N
	B. 	   /   	Identify the family in 10 letters:

		(NOTE:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for
		purposes of this form only.)

117.	A. 	   /   	Is Registrant a separate account of an insurance company?
			(Y/N)
                                                                           Y/N
                        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

	B. 	   /   	Variable annuity contracts?                        (Y/N)
                                                                         	Y/N

	C. 	   /   	Scheduled premium variable life contracts?         (Y/N)
                                                                        	Y/N

	D. 	   /   	Flexible premium variable life contracts?          (Y/N)
                                                                            	Y/N

	E. 	   /   	Other types of insurance products registered under
                	the Securities Act of 1933?                        (Y/N)
                                                                        	Y/N

118.	   /   	State the number of series existing at the end of the period that
           	had securities registered under the Securities Act of 1933.

119.	   /   	State the number of new series for which registration statements
	        under the Securities Act of 1933 became effective during the period.

120.	   /   	State the total value of the portfolio securities on the date of
		deposit for the new series include in item 119 ($000's omitted). $

121.	   /   	State the number of series for which a current prospectus was in
	        existence at the end of the period.

122.	   /   	State the number of existing series for which additional units were
	        registered under the Securities Act of 1933 during the current period.

For period ending 12/31/00
File number 811-5271

123.	   /   	State the total value of the additional units considered in
		answering item 122 ($000's omitted).                       $

124.	   /   	State the total value of units of prior series that were placed
		in the portfolios of subsequent series during the current period
		(the value of these units is to be measured on the date they were
		placed in the subsequent series) ($000's omitted).         $

125.	   /   	State the total dollar amount of sales loads collected (before
        	reallowances to other brokers or dealers) by Registrant's principal
	        underwriter and any underwriter which is an affiliated person of the
           	principal underwriter during the current period solely from the
		sale of units of all series of Registrant ($000's omitted).$

126.	Of the amount shown in item 125, state the total dollar amount of sales
	loads collected from secondary market operations in Registrant's units
	(include the sales loads, if any, collected on units of a prior series placed
	in the portfolio of a subsequent series.)  ($000's omitted).	$

127.	List opposite the appropriate description below the number of series whose
	portfolios are invested primarily (based upon a percentage of NAV) in each
	type of security shown, the aggregate total assets at market value as of a
	date at or near the end of the current period of each such group of series and
	the total income distributions made by each such group of series during the
	current period (excluding distributions of realized gains, if any):


                                        Number of     Total       Total Income
                                        Series        Assets      Distribution
                                        Investing     ($000's     ($000's
                                                      Omitted)    Omitted)

A.	U.S. Treasury direct issue                    $           $


B.	U.S. Government agency                        $           $
C.	State and municipal tax-free                  $           $
D.	Public utility debt                           $           $
E.	Brokers or dealers debt or debt
        of brokers' or dealers' parent                $           $
F.	All other corporate intermed. &
        long-term debt                                $           $
G.	All other corporate short-term debt           $           $
H.	Equity securities of brokers or dealers
        or parents of brokers or dealers              $           $
I.	Investment company equity securities        $185,876.00   $
J.	All other equity securities                   $           $
K.	Other securities                              $           $
L.	Total assets of all series of Registrant    $185,876.00     $


For period ending 12/31/00
File number 811-5271


128.	   /   	Is the timely payment of principal and interest on any of the
		portfolio securities held by any of Registrant's series at the
		end of the current period insured or guaranteed by an entity
		other than the issuer? (Y/N)	                        _N
                                                                       	Y/N
                (If answer is "N" (No), go to item 131.)

129.	   /   	Is the issuer of any instrument covered in item 128 delinquent
		or in default as to payment of principal or interest at the end
		of the current period?                        (Y/N)	_N
                                                                       	Y/N
                (If answer is "N" (No), go to item 131.)

130.	   /   	In computations of NAV or offering price per unit, is any part of
		the value attributed to instruments identified in item 129
		derived from insurance or guarantees?                   (Y/N)
                                                                       	Y/N

131.	Total expenses incurred by all series of Registrant during the current
	reporting period.  ($000's omitted).                             	$152.00

132.	   /   	List the "811" (Investment Company Act of 1940) registration
		number for all Series of Registrant that are being included in this filing:

            	811-	 811-	 811-	 811-	 811-
        	811-	 811-	 811-	 811-	 811-
          	811-	 811-	 811-	 811-	 811-
           	811-	 811-	 811-	 811-	 811-
        	811-	 811-	 811-	 811-	 811-
          	811-	 811-	 811-	 811-	 811-
          	811-	 811-	 811-	 811-	 811-
           	811-	 811-	 811-	 811-	 811-
            	811-	 811-	 811-	 811-	 811-


City of: Sioux Falls   State Of:South Dakota  Date: February 16, 2001

Name of Registrant, Depositor, or Trustee:
		Midland National Life - Separate Account A

By (Name and Title):	                        Witness (Name and Title):

/s/Thomas M. Meyer	                        /s/Donald J. Iverson
Thomas M. Meyer	                                Donald J. Iverson
Senior Vice President &                         Senior Vice President &
Chief Financial Officer	                        Corporate Actuary

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